Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 217,901	$ 34,193	¥ 377,160
Restricted cash	1,468	230	137,220
Short-term financing receivables, net	97,200	15,252	70,783
Short-term financial guarantee assets, net	12,947	2,032	18,569
Accounts receivable, net	36,854	5,783	50,979
Prepayments and other current assets, net	155,087	24,336	66,160
Amounts due from related parties, net	5,455	856	30
Total current assets	526,912	82,682	720,901
Non-current assets:
Non-current restricted cash	5,417	850	7,964
Long-term financing receivables, net	571	90	2,835
Long-term financial guarantee assets, net	184	29	698
Long-term investments	122,572	19,234	121,179
Deferred tax assets			1,053
Property, equipment and software, net	95,695	15,017	107,208
Intangible assets, net	9,882	1,551	16,666
Total non-current assets	234,321	36,771	257,603
TOTAL ASSETS	761,233	119,453	978,504
Current liabilities:
Short-term borrowings (including amounts of the consolidated VIEs of RMB130,000 and nil, respectively)	0		130,000
Short-term funding debts (including amounts of the consolidated VIEs of RMB2,841 and RMB30, respectively)	30	5	2,841
Accounts payable (including amounts of the consolidated VIEs of RMB8,976 and RMB20,443, respectively)	21,400	3,358	10,360
Amounts due to related parties, current (including amounts of the consolidated VIEs of RMB271,419 and RMB289,936, respectively)	289,936	45,497	271,419
Tax payable (including amounts of consolidated VIEs of RMB23,334 and RMB26,402, respectively)	30,901	4,849	26,971
Financial guarantee liabilities (including amounts of consolidated VIEs of RMB20,260 and RMB13,736, respectively)	13,736	2,155	20,260
Accrued expenses and other liabilities (including amounts of consolidated VIEs of RMB19,567 and RMB23,690, respectively)	48,963	7,682	59,754
Total current liabilities	404,966	63,546	521,605
Non-current liabilities:
Convertible loan (including amounts of consolidated VIEs of nil and nil, respectively)	400,000	62,769	400,000
Deferred tax liabilities (including amounts of consolidated VIEs of nil and nil, respectively)	1,493	234	701
Other non-current liabilities (including amounts of consolidated VIEs of nil and RMB210, respectively)	19,331	3,034	8,148
Amounts due to related parties, non-current (including amounts of consolidated VIEs of nil and nil, respectively)	472	74
Total non-current liabilities	421,296	66,111	408,849
TOTAL LIABILITIES	826,262	129,657	930,454
Commitments and contingencies (Note 24)
EQUITY
Additional paid-in capital	1,992,321	312,639	1,985,792
Statutory reserves	31,279	4,908	30,763
Accumulated other comprehensive income	9,120	1,431	19,913
Accumulated deficit	(2,257,924)	(354,318)	(2,155,679)
Total shareholders' deficit	(224,929)	(35,296)	(118,937)
Non-controlling interests	159,900	25,092	166,987
TOTAL EQUITY/(DEFICIT)	(65,029)	(10,204)	48,050
TOTAL LIABILITIES AND EQUITY	761,233	119,453	978,504
Class A Ordinary Shares
EQUITY
Ordinary shares	233	37	232
Class B Ordinary Shares
EQUITY
Ordinary shares	¥ 42	$ 7	¥ 42